PPTY - U.S. Diversified Real Estate ETF
Schedule of Investments
May 31, 2020 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
	Health Care Facilities - 0.3%
3,454	National HealthCare Corporation	$231,660
	Hotels, Resorts & Cruise Lines - 4.1%
4,659	Choice Hotels International, Inc.	376,587
8,479	Extended Stay America, Inc.	97,509
13,584	Hilton Worldwide Holdings, Inc.	1,077,347
6,857	Hyatt Hotels Corporation - Class A	377,752
14,502	Marriott International, Inc.	1,283,426
8,677	Wyndham Hotels & Resorts, Inc.	398,535
		3,611,156
	Diversified REITs - 7.7%
7,627	Alexander & Baldwin, Inc.	87,024
36,770	American Assets Trust, Inc.	962,271
6,108	Armada Hoffler Properties, Inc.	52,651
112,918	Empire State Realty Trust, Inc. - Class A	748,646
19,216	Essential Properties Realty Trust, Inc.	262,106
17,628	PS Business Parks, Inc.	2,355,807
219,782	VEREIT, Inc.	1,204,405
3,715	Washington Real Estate Investment Trust	81,470
17,369	WP Carey, Inc.	1,040,577
		6,794,957
	Health Care REITs - 6.4%
15,328	CareTrust REIT, Inc.	285,561
6,114	Community Healthcare Trust, Inc.	222,672
12,459	Healthcare Realty Trust, Inc.	382,491
17,159	Healthcare Trust of America, Inc.	454,199
28,765	Healthpeak Properties, Inc.	708,770
7,149	LTC Properties, Inc.	263,155
5,116	Medical Properties Trust, Inc.	92,497
4,903	National Health Investors, Inc.	272,067
16,466	Omega Healthcare Investors, Inc.	512,751
21,670	Physicians Realty Trust	374,241
18,312	Sabra Health Care REIT, Inc.	246,480
23,011	Ventas, Inc.	804,234
21,406	Welltower, Inc.	1,084,642
		5,703,760
	Hotel & Resort REITs - 2.2%
27,580	Apple Hospitality REIT, Inc.	281,592
6,752	Chatham Lodging Trust	45,576
36,967	DiamondRock Hospitality Company	221,432
44,065	Host Hotels & Resorts, Inc.	526,136
4,990	Park Hotels & Resorts, Inc.	49,052
8,910	Pebblebrook Hotel Trust	121,711
7,145	RLJ Lodging Trust	73,665
5,163	Ryman Hospitality Properties, Inc.	176,471
9,869	Summit Hotel Properties, Inc.	61,681
29,305	Sunstone Hotel Investors, Inc.	259,349
19,113	Xenia Hotels & Resorts, Inc.	172,017
		1,988,682
	Industrial REITs - 16.9%
7,569	Americold Realty Trust	270,289
37,184	Duke Realty Corporation	1,282,104
7,295	EastGroup Properties, Inc.	848,044
18,499	First Industrial Realty Trust, Inc.	700,742
1,864	Innovative Industrial Properties, Inc.	152,326
116,626	Lexington Realty Trust	1,133,605
79,178	Monmouth Real Estate Investment Corporation	1,027,730
57,577	Prologis, Inc.	5,268,296
5,880	Rexford Industrial Realty, Inc.	234,024
48,396	STAG Industrial, Inc.	1,301,852
54,429	Terreno Realty Corporation	2,786,221
		15,005,233
	Office REITs - 16.4%
10,631	Alexandria Real Estate Equities, Inc.	1,634,197
14,183	Boston Properties, Inc.	1,219,454
7,129	Brandywine Realty Trust	68,795
35,225	Columbia Property Trust, Inc.	448,414
37,766	Corporate Office Properties Trust	943,017

28,699	Cousins Properties, Inc.	893,113
21,903	Douglas Emmett, Inc.	643,072
117,245	Easterly Government Properties, Inc.	2,939,332
39,458	Equity Commonwealth	1,329,735
39,370	Highwoods Properties, Inc.	1,506,690
50,335	Hudson Pacific Properties, Inc.	1,216,597
6,317	JBG SMITH Properties	187,804
16,184	Kilroy Realty Corporation	924,430
8,111	Paramount Group, Inc.	62,536
4,916	Piedmont Office Realty Trust, Inc.	81,999
1,230	SL Green Realty Corporation	51,808
11,217	Vornado Realty Trust	406,168
		14,557,161
	Residential REITs - 22.1%
12,282	American Campus Communities, Inc.	396,709
107,490	American Homes 4 Rent - Class A	2,713,048
37,243	Apartment Investment & Management Company - Class A	1,373,149
17,782	AvalonBay Communities, Inc.	2,774,169
11,911	Camden Property Trust	1,090,690
15,423	Equity LifeStyle Properties, Inc.	960,853
40,118	Equity Residential	2,429,546
5,695	Essex Property Trust, Inc.	1,382,575
7,626	Independence Realty Trust, Inc.	75,421
11,477	Investors Real Estate Trust	813,719
34,301	Invitation Homes, Inc.	902,116
18,621	Mid-America Apartment Communities, Inc.	2,166,740
7,411	Sun Communities, Inc.	1,016,715
38,702	UDR, Inc.	1,431,200
		19,526,650
	Retail REITs - 10.3%
50,306	Acadia Realty Trust	590,089
6,510	Agree Realty Corporation	408,633
1,413	Alexander’s, Inc.	367,154
5,514	Brixmor Property Group, Inc.	61,536
13,247	Federal Realty Investment Trust	1,058,569
23,223	Getty Realty Corporation	618,196
42,418	Kimco Realty Corporation	471,264
6,244	Kite Realty Group Trust	60,567
15,243	National Retail Properties, Inc.	478,478
14,940	Realty Income Corporation	826,331
19,684	Regency Centers Corporation	842,278
84,326	Retail Opportunity Investments Corporation	791,821
20,322	Retail Properties of America, Inc.	110,145
7,764	RPT Realty	44,798
3,081	Saul Centers, Inc.	93,601
2,917	Seritage Growth Properties (a)	22,957
16,717	Simon Property Group, Inc.	964,571
38,564	SITE Centers Corporation	218,658
12,698	Spirit Realty Capital, Inc.	361,004
5,904	Urban Edge Properties	57,564
22,745	Urstadt Biddle Properties, Inc. - Class A	290,226
19,361	Weingarten Realty Investors	346,175
		9,084,615
	Specialized REITs - 13.4%
6,869	CoreSite Realty Corporation	857,389
9,338	CubeSmart	265,759
16,317	CyrusOne, Inc.	1,213,006
18,957	Digital Realty Trust, Inc.	2,721,467
5,834	Equinix, Inc.	4,069,974
4,831	Extra Space Storage, Inc.	467,399
2,453	Life Storage, Inc.	239,118
5,687	National Storage Affiliates Trust	170,667
4,381	Public Storage	888,204
13,497	QTS Realty Trust, Inc. - Class A	925,894
		11,818,877
	TOTAL COMMON STOCKS (Cost $99,984,326)	88,322,751

SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
96,201	First American Government Obligations Fund - Class X, 0.091% (b)	96,201
	TOTAL SHORT-TERM INVESTMENTS (Cost $96,201)	96,201
	TOTAL INVESTMENTS - 99.9% (Cost $100,080,527)	88,418,952
	Other Assets in Excess of Liabilities - 0.1%	60,800
	NET ASSETS - 100.0%	$88,479,752

Percentages are stated as a percentage of net assets.
(a)	Non-income producing security.
(b)	Annualized seven-day yield as of May 31, 2020.
REIT -	Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$88,322,751	$-	$-	$88,322,751
Short-Term Investments	96,201	-	-	$96,201
Total Investments in Securities	$88,418,952	$-	$-	$88,418,952

^See Schedule of Investments for industry breakouts.
For the period ended May 31, 2020, the Fund did not recognize any transfers into or out of Level 3.